Activities of Orange Bank - Book value of derivatives, net (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives [member] | Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ 60	€ 55